Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of standardized measure of discounted future cash flows (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Standardized measure of discounted future net cash flows	$ 775	$ 608	$ 124	$ 116	$ 200
Argentina [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Future cash inflows	4,457	2,714		982
Future production costs	(1,927)	(1,338)		(711)
Future development and abandonment costs	(748)	(258)		(94)
Future income tax	(410)	(267)		(20)
Undiscounted future net cash flows	1,372	851		157
10% annual discount	(597)	(243)		(40)
Standardized measure of discounted future net cash flows	$ 775	$ 608		$ 116